Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value
Argentina — 0.6%
Adecoagro S.A.	3,340	$ 28,924
Arcos Dorados Holdings, Inc., Class A	8,100	61,074
Banco Macro S.A. ADR(1)	2,400	35,640
Cresud S.A. ADR(1)(2)	8,700	46,545
Grupo Financiero Galicia S.A. ADR(1)	4,627	35,906
Loma Negra Cia Industrial Argentina S.A. ADR(1)	9,950	67,063
MercadoLibre, Inc.(2)	883	796,131
Pampa Energia S.A. ADR(1)(2)	1,279	32,192
Telecom Argentina S.A. ADR(1)	6,900	28,773
Transportadora de Gas del Sur S.A. ADR(1)(2)	5,663	49,098
YPF S.A. ADR(2)	11,024	84,223
		$ 1,265,569
Bahrain — 0.2%
Al Salam Bank BSC	590,490	$ 146,594
GFH Financial Group BSC	612,932	148,508
		$ 295,102
Bangladesh — 0.6%
Bangladesh Export Import Co., Ltd.	66,933	$ 76,421
Beximco Pharmaceuticals, Ltd.	106,430	156,763
City Bank, Ltd. (The)	280,084	60,303
Grameenphone, Ltd.	18,840	53,277
Heidelberger Cement Bangladesh, Ltd.	18,065	31,913
Jamuna Oil Co., Ltd.	22,841	37,723
Olympic Industries, Ltd.	41,067	46,036
Pubali Bank, Ltd.	240,880	65,124
Renata, Ltd.	6,121	78,753
Square Pharmaceuticals, Ltd.	171,709	355,410
Summit Power, Ltd.	107,026	35,895
Titas Gas Transmission & Distribution Co., Ltd.	150,108	60,555
Unique Hotel & Resorts, Ltd.	114,627	72,514
United Commercial Bank, Ltd.(2)	672,785	86,300
		$ 1,216,987
Botswana — 0.6%
Botswana Insurance Holdings, Ltd.	81,055	$ 106,475
First National Bank of Botswana, Ltd.	546,849	133,297
Letshego Holdings, Ltd.	948,236	89,510
Sechaba Breweries Holdings, Ltd.	581,828	845,143
		$ 1,174,425
Security	Shares	Value
Brazil — 5.2%
Alpargatas S.A., PFC Shares	14,500	$ 61,644
AMBEV S.A.	117,850	365,037
Americanas S.A.	37,771	113,631
B3 S.A. - Brasil Bolsa Balcao	49,900	145,290
Banco Bradesco S.A., PFC Shares	43,292	166,447
Banco do Brasil S.A.	9,098	65,203
BB Seguridade Participacoes S.A.	9,000	51,730
BR Malls Participacoes S.A.	82,300	161,716
BRF S.A.(2)	20,640	50,187
CCR S.A.	26,700	66,989
Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	346,830
Cia de Saneamento Basico do Estado de Sao Paulo	12,660	147,298
Cia Energetica de Minas Gerais, PFC Shares	33,955	74,740
Cia Siderurgica Nacional S.A.	9,800	23,298
Cielo S.A.	91,406	105,288
Cogna Educacao(2)	95,936	61,103
Cosan S.A.	39,700	129,579
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,200	54,732
Embraer S.A. ADR(2)	9,248	97,751
Engie Brasil Energia S.A.	16,250	126,527
Equatorial Energia S.A.	31,800	184,872
Fleury S.A.	29,900	107,664
Gerdau S.A., PFC Shares	15,900	79,262
GRUPO DE MODA SOMA S.A.	36,077	101,690
Hapvida Participacoes e Investimentos S.A.(3)	374,920	566,136
Hypera S.A.	36,000	354,111
Iochpe Maxion S.A.	22,100	60,839
Itau Unibanco Holding S.A., PFC Shares	30,120	177,262
Itausa S.A., PFC Shares	50,688	105,389
JBS S.A.	20,225	97,728
Klabin S.A., PFC Shares	103,800	87,011
Localiza Rent a Car S.A.	20,789	283,894
Locaweb Servicos de Internet S.A.(2)(3)	34,800	73,636
Lojas Renner S.A.	37,084	221,836
Magazine Luiza S.A.(2)	139,900	121,063
Marfrig Global Foods S.A.	38,855	80,486
Multiplan Empreendimentos Imobiliarios S.A.	30,700	156,665
Natura & Co. Holding S.A.	23,300	67,435
Odontoprev S.A.	37,190	59,613
Pagseguro Digital, Ltd., Class A(2)	17,400	238,032
Petroleo Brasileiro S.A., PFC Shares	169,800	979,913
Raia Drogasil S.A.	31,100	158,405
Rede D'Or Sao Luiz S.A.(3)	64,500	401,697
Rumo S.A.	41,219	176,670
Sendas Distribuidora S.A.	30,845	118,352

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
StoneCo, Ltd., Class A(2)	28,800	$ 302,400
Suzano S.A.	10,620	109,376
Telefonica Brasil S.A.	38,100	304,697
TIM S.A.	80,550	205,839
TOTVS S.A.	43,070	276,489
Transmissora Alianca de Energia Electrica S.A.	11,200	87,141
Ultrapar Participacoes S.A.	46,968	121,932
Vale S.A.	40,747	529,541
Via S.A.(2)	79,000	47,870
Vibra Energia S.A.	59,200	209,157
Weg S.A.	40,404	315,066
XP, Inc. BDR(2)	1,191	21,881
YDUQS Participacoes S.A.	24,300	75,880
		$ 10,081,950
Bulgaria — 0.2%
CB First Investment Bank AD(2)	101,904	$ 95,144
Chimimport AD(2)	164,922	65,073
MonBat AD	28,235	70,189
Sopharma AD(2)	61,906	138,852
		$ 369,258
Chile — 2.6%
Aguas Andinas S.A., Series A	483,322	$ 101,953
Banco de Chile	2,960,094	271,035
Banco de Credito e Inversiones S.A.	5,451	151,880
Banco Santander Chile	3,218,212	115,384
CAP S.A.	7,626	40,766
Cencosud S.A.	243,352	327,148
Cia Cervecerias Unidas S.A.	16,853	92,504
Cia Sud Americana de Vapores S.A.	4,277,766	297,091
Colbun S.A.	1,199,487	117,719
Embotelladora Andina S.A., Class B, PFC Shares	51,948	90,752
Empresa Nacional de Telecomunicaciones S.A.	44,883	139,995
Empresas CMPC S.A.	98,316	156,026
Empresas COPEC S.A.	82,624	569,628
Enel Americas S.A.	2,767,585	274,226
Enel Chile S.A.	4,067,614	143,157
Falabella S.A.	198,323	387,344
Parque Arauco S.A.	336,599	286,819
Ripley Corp. S.A.	484,810	79,630
Sociedad Matriz SAAM S.A.	3,231,318	273,684
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	10,600	1,006,584
Security	Shares	Value
Chile (continued)
Sonda S.A.	225,936	$ 79,544
Vina Concha y Toro S.A.	92,943	105,083
		$ 5,107,952
China — 14.0%
3SBio, Inc.(3)	188,000	$ 132,767
AAC Technologies Holdings, Inc.(2)	69,500	127,309
Aier Eye Hospital Group Co., Ltd., Class A	18,542	62,923
Air China, Ltd., Class H(2)	178,000	123,877
Alibaba Group Holding, Ltd., ADR(2)	9,600	610,368
Aluminum Corp. of China, Ltd., Class H	352,000	100,349
Angang Steel Co., Ltd., Class H	306,400	63,574
Anhui Conch Cement Co., Ltd., Class H	54,500	140,279
ANTA Sports Products, Ltd.	15,000	131,874
Baidu, Inc., ADR ADR(2)	3,632	278,102
Bank of Beijing Co., Ltd., Class A	182,760	101,224
Bank of China, Ltd., Class H	536,000	172,633
Bank of Ningbo Co., Ltd., Class A	19,850	64,787
BeiGene, Ltd. ADR(2)	2,200	371,558
Beijing Capital International Airport Co., Ltd., Class H(2)	308,000	166,793
Beijing Enterprises Holdings, Ltd.	39,500	100,207
Beijing Enterprises Water Group, Ltd.	290,000	60,928
Beijing Originwater Technology Co., Ltd., Class A	39,363	25,414
BOE Technology Group Co., Ltd., Class A	341,100	156,470
Brilliance China Automotive Holdings, Ltd.(2)	326,000	140,373
BYD Co., Ltd., Class H	7,654	171,474
BYD Electronic (International) Co., Ltd.	29,000	84,273
Changchun High & New Technology Industry Group, Inc., Class A	6,200	137,956
Changjiang Securities Co., Ltd., Class A	112,200	80,333
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	83,117
China Coal Energy Co., Ltd., Class H	268,000	197,088
China Communications Services Corp., Ltd., Class H	118,000	32,926
China Construction Bank Corp., Class H	530,630	281,599
China Everbright Environment Group, Ltd.	234,925	78,148
China Gas Holdings, Ltd.	165,400	146,789
China Jinmao Holdings Group, Ltd.	352,000	46,638
China Life Insurance Co., Ltd., Class H	92,000	100,322
China Longyuan Power Group Corp., Ltd., Class H	188,000	214,822
China Mengniu Dairy Co., Ltd.	58,000	185,667
China Merchants Bank Co., Ltd., Class H	35,024	114,665
China Merchants Port Holdings Co., Ltd.	42,035	49,282
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	134,622
China National Building Material Co., Ltd., Class H	166,000	96,391
China Northern Rare Earth Group High-Tech Co., Ltd.	15,200	50,631

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Oilfield Services, Ltd., Class H	198,000	$ 222,892
China Overseas Land & Investment, Ltd.	115,160	220,061
China Petroleum & Chemical Corp., Class H	1,715,741	679,993
China Railway Group, Ltd., Class H	281,000	122,183
China Resources Beer Holdings Co., Ltd.	34,000	160,431
China Resources Gas Group, Ltd.	64,000	163,915
China Resources Land, Ltd.	86,000	269,075
China Resources Medical Holdings Co., Ltd.	355,000	169,561
China Resources Power Holdings Co., Ltd.	139,600	202,849
China Shenhua Energy Co., Ltd., Class H	252,500	663,282
China Shineway Pharmaceutical Group, Ltd.	246,000	147,836
China Southern Airlines Co., Ltd., Class H(1)(2)	108,000	55,754
China State Construction Engineering Corp., Ltd.	156,440	101,727
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	147,222
China Travel International Investment Hong Kong, Ltd.(1)(2)	714,855	111,072
China Vanke Co., Ltd., Class H	149,577	191,956
China Yangtze Power Co., Ltd., Class A	162,200	451,388
Chongqing Changan Automobile Co., Ltd., Class A	93,626	144,894
CIFI Holdings Group Co., Ltd.(1)	388,960	25,175
CITIC, Ltd.	142,000	127,068
CMOC Group, Ltd., Class H	366,000	117,834
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(2)	186,000	135,489
COSCO SHIPPING Holdings Co., Ltd., Class H	198,866	214,312
COSCO SHIPPING Ports, Ltd.	110,000	54,246
Country Garden Holdings Co., Ltd.(1)	400,880	51,670
Country Garden Services Holdings Co., Ltd.	56,589	49,460
CSPC Pharmaceutical Group, Ltd.	323,760	332,554
Daqo New Energy Corp. ADR(2)	1,900	83,581
Dong-E-E-Jiao Co., Ltd., Class A	16,200	83,344
Dongfeng Motor Group Co., Ltd., Class H	110,000	49,764
East Money Information Co., Ltd., Class A	20,626	44,216
Focus Media Information Technology Co., Ltd., Class A	196,344	120,821
Ganfeng Lithium Group Co., Ltd., Class A	14,770	159,911
GDS Holdings, Ltd. ADR(2)	9,300	80,259
Gemdale Corp.	80,700	86,863
Great Wall Motor Co., Ltd., Class H	50,000	54,620
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	63,724
Guangdong Investment, Ltd.	186,000	117,269
Haier Smart Home Co., Ltd., Class H	47,553	119,024
Han's Laser Technology Industry Group Co., Ltd., Class A	23,400	81,472
Hengan International Group Co., Ltd.	24,500	94,993
Huadian Power International Corp., Ltd., Class H(1)	240,000	72,078
Huadong Medicine Co., Ltd., Class A	56,653	318,746
Huaneng Power International, Inc., Class H(1)(2)	420,000	150,286
Huayu Automotive Systems Co., Ltd.	53,308	122,536
Security	Shares	Value
China (continued)
Hubei Energy Group Co., Ltd., Class A	94,014	$ 54,000
Hundsun Technologies, Inc.	31,491	180,344
Iflytek Co., Ltd., Class A	34,550	166,278
Industrial & Commercial Bank of China, Ltd., Class H	495,000	214,912
Industrial Bank Co., Ltd., Class A	25,302	52,192
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	170,691
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	184,337
Innovent Biologics, Inc.(2)(3)	44,000	155,789
JD.com, Inc. ADR	6,406	238,880
Jiangsu Expressway Co., Ltd., Class H	108,000	76,177
Jiangsu Hengrui Medicine Co., Ltd., Class A	38,761	213,946
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	261,816
Jiangxi Copper Co., Ltd., Class H	154,000	168,285
Jinke Properties Group Co., Ltd., Class A(2)	130,499	31,777
Kingboard Holdings, Ltd.	87,100	215,020
Kingdee International Software Group Co., Ltd.(2)	99,000	162,222
Kingsoft Corp., Ltd.	32,800	99,323
Kunlun Energy Co., Ltd.	338,000	202,012
Kweichow Moutai Co., Ltd., Class A	2,900	537,526
Lee & Man Paper Manufacturing, Ltd.	275,000	83,372
Lenovo Group, Ltd.	204,000	163,038
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	115,453
Li Ning Co., Ltd.	21,208	109,707
Longfor Group Holdings, Ltd.(3)	49,500	63,072
LONGi Green Energy Technology Co., Ltd., Class A	63,389	418,632
Luxshare Precision Industry Co., Ltd., Class A	71,034	276,378
Luye Pharma Group, Ltd.(1)(2)(3)	496,500	120,696
Maanshan Iron & Steel Co., Ltd., Class H	286,000	45,883
NARI Technology Co., Ltd., Class A	49,224	165,322
NetEase, Inc., ADR	3,410	189,664
Nine Dragons Paper Holdings, Ltd.	195,000	115,570
Offshore Oil Engineering Co., Ltd.	141,100	90,848
OFILM Group Co., Ltd., Class A(2)	65,800	42,265
PetroChina Co., Ltd., Class H	1,922,000	735,217
Ping An Bank Co., Ltd., Class A	35,488	50,377
Ping An Insurance Group Co. of China, Ltd., Class H	44,000	176,149
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	180,318
Poly Property Group Co., Ltd.	700,000	109,685
Power Construction Corp. of China, Ltd.	53,800	51,988
SAIC Motor Corp., Ltd.	55,100	104,014
Sanan Optoelectronics Co., Ltd.	84,900	201,177
SDIC Power Holdings Co., Ltd.	98,000	135,569
Shan Xi Hua Yang Group New Energy Co., Ltd.	54,100	125,281
Shandong Gold Mining Co., Ltd.	50,680	120,518
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	154,312

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Shanghai Electric Group Co., Ltd., Class H(2)	282,000	$ 54,917
Shanghai Industrial Holdings, Ltd.	117,000	114,171
Shanxi Lu'an Environmental Energy Development Co., Ltd.	41,000	94,472
Shenzhen Inovance Technology Co., Ltd., Class A	27,900	255,616
Shenzhen Investment, Ltd.	674,000	91,832
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	90,476
Shimao Group Holdings, Ltd.(4)	118,500	0
Siasun Robot & Automation Co., Ltd., Class A(2)	55,000	67,216
Sichuan Chuantou Energy Co., Ltd.	88,600	134,207
Sino Biopharmaceutical, Ltd.	475,500	230,729
Sino-Ocean Group Holding, Ltd.	659,000	43,700
Sinopec Shanghai Petrochemical Co., Ltd., Class H	877,000	115,044
Sinopharm Group Co., Ltd., Class H	60,400	114,586
Sunac China Holdings, Ltd.(1)(2)(4)	133,000	0
Sunny Optical Technology Group Co., Ltd.	26,700	231,382
Tencent Holdings, Ltd.	50,739	1,333,257
Tingyi (Cayman Islands) Holding Corp.	56,000	87,533
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	146,787
Trip.com Group, Ltd., ADR(2)	5,254	118,898
Tsingtao Brewery Co., Ltd., Class H	13,566	94,977
Vnet Group, Inc. ADR(2)	14,100	59,079
Wanhua Chemical Group Co., Ltd.	19,665	217,032
Want Want China Holdings, Ltd.	162,920	107,020
Weichai Power Co., Ltd., Class H	102,742	98,411
Weimob, Inc.(1)(2)(3)	219,000	76,991
WH Group, Ltd.(3)	248,121	125,304
Wuliangye Yibin Co., Ltd., Class A	15,200	278,596
WuXi Biologics Cayman, Inc.(2)(3)	90,000	404,968
Xinyi Solar Holdings, Ltd.	170,000	168,776
Yangzijiang Financial Holdings, Ltd.(1)(2)	326,900	71,582
Yangzijiang Shipbuilding Holdings, Ltd.	200,300	169,799
Yankuang Energy Group Co., Ltd., Class H	118,000	331,759
Yuan Longping High-Tech Agriculture Co., Ltd., Class A(2)	65,900	130,982
Yuexiu Property Co., Ltd.	128,000	109,229
Yunnan Baiyao Group Co., Ltd., Class A	29,680	222,024
Zhaojin Mining Industry Co., Ltd., Class H(2)	77,500	63,855
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	110,402
Zhejiang Expressway Co., Ltd., Class H	116,000	71,913
Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	113,066
Zhuzhou CRRC Times Electric Co., Ltd., Class H	32,800	142,303
Zijin Mining Group Co., Ltd., Class H	318,000	303,321
ZTE Corp., Class H	155,303	277,036
ZTO Express Cayman, Inc. ADR	6,900	116,541
		$ 27,375,779
Security	Shares	Value
Colombia — 1.2%
Bancolombia S.A.	26,423	$ 189,930
Bancolombia S.A. ADR, PFC Shares	10,355	262,706
Cementos Argos S.A.	96,156	64,834
Corp. Financiera Colombiana S.A.(2)	7,103	23,155
Ecopetrol S.A.	1,257,852	623,992
Geopark, Ltd.	14,100	208,398
Grupo Argos S.A.	82,564	171,355
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	51,122
Grupo de Inversiones Suramericana S.A.	5,521	44,504
Grupo Energia Bogota S.A. ESP	266,900	89,007
Grupo Nutresa S.A.	33,093	355,203
Interconexion Electrica S.A.	85,688	334,337
		$ 2,418,543
Croatia — 0.7%
Adris Grupa DD, PFC Shares	2,817	$ 139,458
Atlantic Grupa DD	1,216	55,853
Ericsson Nikola Tesla DD	639	132,280
Hrvatski Telekom DD	11,170	262,488
Koncar-Elektroindustrija DD	631	70,741
Podravka Prehrambena Ind DD	1,816	147,545
Valamar Riviera DD	112,686	438,294
Zagrebacka Banka DD	8,951	74,193
		$ 1,320,852
Czech Republic — 0.6%
CEZ AS	23,605	$ 771,428
Komercni Banka AS	8,757	250,803
Philip Morris CR AS	119	79,641
		$ 1,101,872
Egypt — 0.6%
Cleopatra Hospital(2)	330,000	$ 53,022
Commercial International Bank Egypt SAE	241,033	323,097
E Finance Investment Group	106,000	70,176
Eastern Co. SAE	349,265	172,008
Egypt Kuwait Holding Co. SAE	107,500	124,387
Egyptian Financial Group-Hermes Holding Co.(2)	63,296	35,053
ElSewedy Electric Co.(2)	125,156	44,087
Fawry for Banking Technology and Electronic Payments SAE(2)	382,000	62,592
Ibnsina Pharma SAE	300,658	22,398
Juhayna Food Industries	143,563	45,946
Oriental Weavers	271,447	86,367

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Egypt (continued)
Talaat Moustafa Group	316,254	$ 108,173
Telecom Egypt Co.	67,509	51,185
		$ 1,198,491
Estonia — 0.5%
AS Merko Ehitus	5,570	$ 73,202
AS Tallink Grupp(2)	1,117,408	522,439
AS Tallinna Kaubamaja Grupp	43,232	399,117
		$ 994,758
Ghana — 0.3%
GCB Bank PLC	1,347,533	$ 380,248
Standard Chartered Bank of Ghana, Ltd.	175,500	252,720
		$ 632,968
Greece — 1.2%
Aegean Airlines S.A.(2)	19,784	$ 97,751
Alpha Services and Holdings S.A.(2)	120,393	111,495
Eurobank Ergasias Services and Holdings S.A.(2)	72,622	71,692
Galaxy Cosmos Mezz PLC	4,459	720
GEK Terna Holding Real Estate Construction S.A.	11,096	105,629
Hellenic Telecommunications Organization S.A.	27,442	430,964
Holding Co. ADMIE IPTO S.A.	26,908	44,566
JUMBO S.A.	16,696	237,143
Motor Oil (Hellas) Corinth Refineries S.A.	12,273	210,936
Mytilineos S.A.	9,481	158,979
National Bank of Greece S.A.(2)	31,588	114,452
OPAP S.A.	23,985	293,892
Public Power Corp. S.A.(2)	27,917	176,217
Terna Energy S.A.	7,268	135,070
Titan Cement International S.A.	6,024	67,320
Tsakos Energy Navigation, Ltd.	3,420	59,166
		$ 2,315,992
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	43,733	$ 31,403
MOL Hungarian Oil & Gas PLC	73,276	439,956
OTP Bank Nyrt.	13,128	286,398
Richter Gedeon Nyrt.	25,501	504,429
		$ 1,262,186
Iceland — 0.6%
Arion Banki HF(3)	94,500	$ 105,801
Brim HF	151,700	86,814
Eik Fasteignafelag HF	387,000	34,944
Eimskipafelag Islands HF	9,000	34,095
Security	Shares	Value
Iceland (continued)
Festi HF	99,900	$ 131,373
Hagar HF	135,000	67,427
Icelandair Group HF(2)	2,300,000	29,917
Islandsbanki HF	57,500	50,988
Kvika Banki HF(2)	300,000	39,766
Marel HF	51,000	178,513
Origo HF(2)	131,850	75,886
Reginn HF	336,000	67,649
Reitir Fasteignafelag HF	133,900	85,323
Sildarvinnslan HF	85,800	67,163
Siminn HF	1,710,000	134,332
Syn HF(2)	84,000	34,748
		$ 1,224,739
India — 6.2%
ACC, Ltd.	1,578	$ 45,619
Adani Enterprises, Ltd.	4,154	168,254
Adani Ports and Special Economic Zone, Ltd.	11,419	113,957
Adani Total Gas, Ltd.	4,200	184,829
Apollo Hospitals Enterprise, Ltd.	4,712	256,866
Asian Paints, Ltd.	3,500	131,891
Aurobindo Pharma, Ltd.	20,924	135,767
Avenue Supermarts, Ltd.(2)(3)	3,000	156,799
Axis Bank, Ltd.	16,772	183,930
Bajaj Auto, Ltd.	2,234	99,308
Bharat Forge, Ltd.	6,089	61,153
Bharat Petroleum Corp., Ltd.	16,891	62,011
Bharti Airtel, Ltd.	72,521	729,328
Biocon, Ltd.	20,599	67,417
Cipla, Ltd.	17,893	252,581
Coal India, Ltd.	25,404	75,429
Container Corp. of India, Ltd.	9,400	90,528
Crompton Greaves Consumer Electricals, Ltd.	19,469	85,212
Cummins India, Ltd.	7,301	118,759
Divi's Laboratories, Ltd.	3,350	146,059
DLF, Ltd.	20,247	94,248
Dr. Reddy's Laboratories, Ltd.	3,717	199,792
Eicher Motors, Ltd.	3,860	180,063
Embassy Office Parks REIT	14,200	59,224
GAIL (India), Ltd.	156,208	171,624
Godrej Consumer Products, Ltd.(2)	12,875	129,490
Grasim Industries, Ltd.	4,143	86,525
Gujarat State Petronet, Ltd.	19,482	53,272
Havells India, Ltd.	5,343	78,788
HCL Technologies, Ltd.	18,017	226,265
Hero MotoCorp, Ltd.	3,443	111,575

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Hindalco Industries, Ltd.	10,436	$ 51,108
Hindustan Unilever, Ltd.	8,311	257,178
Housing Development Finance Corp., Ltd.	6,372	190,530
ICICI Bank, Ltd.	18,720	205,844
Indian Oil Corp., Ltd.	73,810	60,919
Indus Towers, Ltd.	18,446	41,425
Infosys, Ltd.	53,369	995,730
Ipca Laboratories, Ltd.	6,080	66,367
ITC, Ltd.	34,786	146,774
JSW Steel, Ltd.	14,970	122,052
Kotak Mahindra Bank, Ltd.	3,824	88,029
Larsen & Toubro, Ltd.	9,400	231,091
Lupin, Ltd.	10,226	86,274
Mahindra & Mahindra, Ltd.	11,976	195,649
Maruti Suzuki India, Ltd.	1,314	151,609
Nestle India, Ltd.	559	137,502
NTPC, Ltd.	142,226	298,327
Oil & Natural Gas Corp., Ltd.	63,509	102,630
Pidilite Industries, Ltd.	4,300	134,812
Piramal Enterprises, Ltd.	1,868	19,211
Piramal Pharma, Ltd.(2)	7,472	15,016
Power Grid Corp. of India, Ltd.	45,766	125,940
Reliance Industries, Ltd.	32,674	1,006,711
Siemens, Ltd.	2,441	86,196
Sun Pharmaceutical Industries, Ltd.	27,576	339,069
Sun TV Network, Ltd.	7,988	50,422
Tata Consultancy Services, Ltd.	13,903	534,378
Tata Consumer Products, Ltd.	7,384	68,779
Tata Motors, Ltd.(2)	22,152	110,750
Tata Power Co., Ltd. (The)	53,099	145,229
Tata Steel, Ltd.	67,800	82,789
Tech Mahindra, Ltd.	14,661	188,562
Titan Co., Ltd.	4,132	138,052
Torrent Pharmaceuticals, Ltd.	9,488	188,879
UltraTech Cement, Ltd.	1,522	123,535
UPL, Ltd.	7,038	62,285
Vedanta, Ltd.	20,367	69,076
Vodafone Idea, Ltd.(2)	759,569	79,055
Voltas, Ltd.	6,353	67,375
Wipro, Ltd.	21,949	102,683
WNS Holdings, Ltd. ADR(2)	2,100	180,768
Zee Entertainment Enterprises, Ltd.	44,401	141,001
Zydus Life Sciences, Ltd.	18,997	99,450
		$ 12,145,624
Security	Shares	Value
Indonesia — 2.5%
Ace Hardware Indonesia Tbk PT	1,088,200	$ 39,390
Adaro Energy Indonesia Tbk PT	1,211,600	309,102
AKR Corporindo Tbk PT	1,258,400	125,974
Aneka Tambang Tbk PT	939,800	111,242
Astra International Tbk PT	1,419,500	606,596
Bank Central Asia Tbk PT	357,600	202,143
Bank Mandiri Persero Tbk PT	158,700	107,210
Bank Negara Indonesia Persero Tbk PT	113,000	68,131
Bank Rakyat Indonesia Persero Tbk PT	505,368	150,768
Bukit Asam Tbk PT	433,000	108,441
Bumi Serpong Damai Tbk PT(2)	1,396,900	83,303
Charoen Pokphand Indonesia Tbk PT	346,400	123,753
Erajaya Swasembada Tbk PT	4,907,500	135,481
Gudang Garam Tbk PT	57,100	88,243
Indocement Tunggal Prakarsa Tbk PT	241,800	143,834
Indofood Sukses Makmur Tbk PT	271,700	112,420
Jasa Marga (Persero) Tbk PT(2)	307,000	67,122
Kalbe Farma Tbk PT	2,457,000	323,111
Lippo Karawaci Tbk PT(2)	10,490,680	67,255
Medco Energi Internasional Tbk PT	1,299,520	96,392
Mitra Adiperkasa Tbk PT(2)	1,163,700	89,991
Mitra Keluarga Karyasehat Tbk PT	1,185,700	210,034
Perusahaan Gas Negara Tbk PT	1,365,300	172,997
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	86,412
Semen Indonesia Persero Tbk PT	320,600	163,541
Telkom Indonesia Persero Tbk PT	1,606,600	451,215
Tower Bersama Infrastructure Tbk PT	138,800	21,919
Unilever Indonesia Tbk PT	309,900	92,197
United Tractors Tbk PT	130,583	270,116
Vale Indonesia Tbk PT(2)	199,900	83,496
Waskita Karya Persero Tbk PT(2)	2,474,900	76,330
Wijaya Karya Persero Tbk PT(2)	982,300	57,362
XL Axiata Tbk PT	485,100	78,414
		$ 4,923,935
Jordan — 0.6%
Arab Bank PLC	61,776	$ 400,836
Arab Potash Co. PLC	7,642	413,023
Bank of Jordan	24,010	72,722
Jordan Islamic Bank	13,918	76,133
Jordan Petroleum Refinery	26,800	199,704
Jordanian Electric Power Co.	17,394	47,776
		$ 1,210,194

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	$ 163,206
Kcell JSC GDR(5)	96,329	311,710
		$ 474,916
Kenya — 0.7%
British American Tobacco Kenya PLC	16,600	$ 58,834
East African Breweries PLC	238,480	328,222
Equity Group Holdings PLC	580,700	224,053
KCB Group PLC	255,920	79,400
Safaricom PLC	3,032,372	622,922
		$ 1,313,431
Kuwait — 1.3%
Agility Public Warehousing Co. KSC	155,083	$ 392,686
Boubyan Bank KSCP	26,515	70,509
Boubyan Petrochemicals Co. KSCP	2,441	6,283
Burgan Bank SAK	73,316	51,586
Gulf Bank KSCP	116,519	128,959
Kuwait Finance House KSCP	181,108	473,655
Mabanee Co. KPSC	125,697	353,637
Mobile Telecommunications Co. KSCP	213,804	413,256
National Bank of Kuwait SAK	139,598	485,817
National Industries Group Holding SAK	241,309	182,291
		$ 2,558,679
Lithuania — 0.4%
Apranga PVA	97,326	$ 177,982
Klaipedos Nafta AB(2)	432,131	91,143
Rokiskio Suris	102,703	307,081
Siauliu Bankas AB	400,003	226,188
		$ 802,394
Malaysia — 2.5%
Axiata Group Bhd	104,550	$ 62,919
CIMB Group Holdings Bhd	90,800	106,066
Dialog Group Bhd	655,731	285,765
Digi.com Bhd	79,844	64,044
Gamuda Bhd	81,500	66,312
Genting Bhd	263,000	247,147
Genting Malaysia Bhd	265,500	154,021
Globetronics Technology Bhd	582,200	128,504
Hartalega Holdings Bhd	212,408	96,972
Hong Leong Bank Bhd	15,800	70,824
IGB Real Estate Investment Trust	192,600	63,950
IHH Healthcare Bhd	476,500	599,798
IJM Corp. Bhd	173,880	59,907
Security	Shares	Value
Malaysia (continued)
Inari Amertron Bhd	658,600	$ 347,607
IOI Properties Group Bhd	266,058	57,986
KLCCP Stapled Group	42,600	59,685
Kossan Rubber Industries Bhd	210,000	55,608
Kuala Lumpur Kepong Bhd	14,600	66,844
Magnum Bhd	192,167	63,895
Malayan Banking Bhd	64,187	116,599
Malaysia Airports Holdings Bhd(2)	50,000	63,218
Maxis Bhd	70,100	57,061
MISC Bhd	43,400	66,414
My EG Services Bhd	1,255,100	234,971
Nestle Malaysia Bhd	2,600	73,135
Petronas Chemicals Group Bhd	66,900	123,339
Petronas Dagangan Bhd	56,900	261,104
Petronas Gas Bhd	19,600	70,887
Press Metal Aluminium Holdings Bhd	79,740	73,404
Public Bank Bhd	166,990	157,922
Silverlake Axis, Ltd.	627,992	144,042
Sime Darby Plantation Bhd	81,539	75,914
Sports Toto Bhd	276,550	106,134
Supermax Corp. Bhd	220,554	45,029
Telekom Malaysia Bhd	62,300	73,272
Tenaga Nasional Bhd	30,638	54,561
Top Glove Corp. Bhd	696,800	117,282
VS Industry Bhd	999,400	178,802
YTL Corp. Bhd	404,791	48,372
		$ 4,799,316
Mauritius — 0.6%
Alteo, Ltd.	245,799	$ 140,309
CIEL, Ltd.	1,094,295	147,358
Lighthouse Properties PLC	23,262	7,949
MCB Group, Ltd.	44,102	322,551
Phoenix Beverages, Ltd.	10,244	136,812
Rogers & Co., Ltd.	288,149	181,124
SBM Holdings, Ltd.	974,963	92,689
Sun, Ltd., Class A(2)	121,200	83,143
United Basalt Products, Ltd.	21,996	65,276
		$ 1,177,211
Mexico — 5.0%
Alfa SAB de CV, Series A	299,472	$ 198,912
Alsea SAB de CV(2)	81,000	155,598
America Movil SAB de CV, Series L	1,549,605	1,462,556
Arca Continental SAB de CV	22,080	180,380
Bolsa Mexicana de Valores SAB de CV	46,975	85,163

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Cemex SAB de CV, Series CPO(2)	991,339	$ 386,269
Coca-Cola Femsa SAB de CV, Series L	27,785	174,762
Corporacion Inmobiliaria Vesta SAB de CV	97,400	212,222
El Puerto de Liverpool SAB de CV(1)	47,280	241,566
FIBRA Macquarie Mexico(3)	105,000	139,325
Fibra Uno Administracion S.A. de CV	451,390	526,960
Fomento Economico Mexicano SAB de CV, Series UBD	74,456	534,153
Genomma Lab Internacional SAB de CV	76,500	58,882
Gruma SAB de CV, Class B	15,455	178,357
Grupo Aeroportuario del Centro Norte SAB de CV(1)	21,300	169,858
Grupo Aeroportuario del Pacifico SAB de CV, Class B	31,287	485,278
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,330	312,827
Grupo Bimbo SAB de CV, Series A	55,745	216,109
Grupo Carso SAB de CV, Series A1	51,300	206,878
Grupo Elektra SAB de CV	2,213	111,136
Grupo Financiero Banorte SAB de CV, Class O	81,700	665,088
Grupo Financiero Inbursa SAB de CV, Class O(2)	114,900	211,266
Grupo Mexico SAB de CV, Series B	218,779	788,081
Grupo Televisa SAB ADR	35,500	186,375
Industrias Penoles SAB de CV(1)	9,580	107,347
Kimberly-Clark de Mexico SAB de CV, Class A(1)	82,200	129,525
Orbia Advance Corporation, SAB de CV	88,999	149,717
PLA Administradora Industrial S de RL de CV	127,200	178,220
Promotora y Operadora de Infraestructura SAB de CV	28,415	213,747
Ternium S.A. ADR	5,500	158,345
Vista Energy SAB de CV ADR(2)	8,300	109,809
Wal-Mart de Mexico SAB de CV, Series V	195,880	756,708
		$ 9,691,419
Morocco — 0.6%
Attijariwafa Bank	3,868	$ 135,938
Bank of Africa	5,663	82,777
Banque Centrale Populaire	4,848	97,367
Co Sucrerie Marocaine et de Raffinage	8,110	137,653
Itissalat AI-Maghrib	23,401	218,275
Label Vie	228	93,622
LafargeHolcim Maroc S.A.	1,240	167,205
Societe d'Exploitation des Ports	4,496	90,729
TAQA Morocco S.A.	695	68,013
TotalEnergies Marketing Maroc S.A.	466	58,691
		$ 1,150,270
Nigeria — 1.0%
Access Holdings PLC(4)	9,080,193	$ 70,463
Dangote Cement PLC(4)	1,831,432	419,053
FBN Holdings PLC(4)	8,190,197	80,314
Security	Shares	Value
Nigeria (continued)
Flour Mills of Nigeria PLC(4)	3,215,556	$ 96,988
Guaranty Trust Holding Co. PLC(4)	8,113,125	142,059
Lafarge Africa PLC(4)	3,378,540	72,695
MTN Nigeria Communications PLC(4)	1,163,700	227,829
Nestle Nigeria PLC(4)	141,303	170,893
Nigerian Breweries PLC(4)	2,570,740	107,043
SEPLAT Energy PLC(3)	193,710	226,210
Stanbic IBTC Holdings PLC(4)	1,515,038	41,336
Transnational Corp. of Nigeria PLC(4)	44,100,342	46,799
United Bank for Africa PLC(4)	10,544,352	75,042
Zenith Bank PLC(4)	7,051,959	140,317
		$ 1,917,041
Oman — 0.6%
Bank Muscat SAOG	166,830	$ 247,782
HSBC Bank Oman SAOG	181,355	72,581
National Bank of Oman SAOG	149,081	100,703
Oman Cement Co. SAOG	72,148	51,186
Oman Flour Mills Co. SAOG	40,801	59,109
Oman Telecommunications Co. SAOG	106,628	232,558
Omani Qatari Telecommunications Co. SAOG	140,637	143,962
Ominvest	103,161	88,334
Renaissance Services SAOG	46,857	57,248
Sembcorp Salalah Power & Water Co.	410,180	58,484
Sohar International Bank SAOG	178,742	43,139
		$ 1,155,086
Pakistan — 0.6%
Engro Corp., Ltd.	42,010	$ 44,939
Fauji Fertilizer Co., Ltd.	101,890	47,737
Habib Bank, Ltd.	160,318	50,677
Hub Power Co., Ltd. (The)	440,446	131,902
Ibex, Ltd.(2)	5,000	96,150
Lucky Cement, Ltd.(2)	20,831	45,926
Mari Petroleum Co., Ltd.	10,863	82,836
MCB Bank, Ltd.	163,295	90,346
Millat Tractors, Ltd.	73,744	224,293
Nishat Mills, Ltd.	110,771	30,562
Oil & Gas Development Co., Ltd.	214,891	68,184
Pakistan Oilfields, Ltd.	56,711	99,279
Pakistan Petroleum, Ltd.	387,571	90,856
Pakistan State Oil Co., Ltd.	144,660	91,828
Searle Co., Ltd. (The)	96,770	32,822
United Bank, Ltd.	77,168	37,638
		$ 1,265,975

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,100	$ 205,539
Copa Holdings S.A., Class A(2)	4,058	305,283
		$ 510,822
Peru — 1.4%
Alicorp SAA	132,997	$ 210,372
Cia de Minas Buenaventura SAA ADR(1)	55,750	386,905
Credicorp, Ltd.	5,200	761,072
Ferreycorp SAA	406,946	230,914
InRetail Peru Corp.(3)	5,682	196,029
Southern Copper Corp.	18,176	853,727
Volcan Cia Minera SAA, Class B(2)	849,375	106,416
		$ 2,745,435
Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	202,000	$ 198,531
Aboitiz Power Corp.	318,600	174,526
ACEN Corp.	44,685	4,859
Alliance Global Group, Inc.	276,700	43,162
Ayala Corp.	14,895	172,853
Ayala Land, Inc.	463,731	205,799
Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	89,460	148,778
BDO Unibank, Inc.	98,694	218,152
Bloomberry Resorts Corp.(2)	952,800	115,852
Converge Information and Communications Technology Solutions, Inc.(2)	241,400	51,703
Cosco Capital, Inc.	1,440,100	98,103
D&L Industries, Inc.	493,300	67,014
Emperador, Inc.(2)	380,500	128,755
First Gen Corp.	319,822	86,016
Globe Telecom, Inc.	6,161	248,383
GT Capital Holdings, Inc.	8,000	57,200
International Container Terminal Services, Inc.	62,100	186,155
JG Summit Holdings, Inc.	178,958	133,963
Jollibee Foods Corp.	100,226	402,039
Manila Electric Co.	49,700	259,130
Manila Water Co.	415,800	117,472
Megaworld Corp.	1,361,400	49,114
Metropolitan Bank & Trust Co.	140,032	125,718
Petron Corp.(2)	1,006,400	43,376
PLDT, Inc.	13,440	379,007
Puregold Price Club, Inc.	337,403	175,066
San Miguel Corp.	38,970	64,772
Semirara Mining & Power Corp.	158,920	96,619
Security	Shares	Value
Philippines (continued)
SM Investments Corp.	28,971	$ 412,905
SM Prime Holdings, Inc.	671,029	366,464
Universal Robina Corp.	196,255	415,195
Wilcon Depot, Inc.	244,700	124,364
		$ 5,371,045
Poland — 2.7%
Allegro.eu S.A.(2)(3)	57,000	$ 276,459
AmRest Holdings SE(2)	13,322	51,208
Asseco Poland S.A.	22,858	328,880
Bank Polska Kasa Opieki S.A.	9,961	163,255
Budimex S.A.	9,658	484,882
CD Projekt S.A.	9,300	247,108
Cyfrowy Polsat S.A.	41,244	154,421
Enea S.A.(2)	30,914	33,742
Eurocash S.A.(2)	203,900	486,732
Grupa Azoty S.A.(2)	9,267	63,491
Grupa Kety S.A.	975	100,584
KGHM Polska Miedz S.A.	15,693	313,742
LPP S.A.	209	362,145
mBank S.A.(2)	1,863	104,288
Neuca S.A.	662	84,553
Orange Polska S.A.	197,276	248,729
PGE S.A.(2)	185,028	210,885
Polski Koncern Naftowy ORLEN S.A.	54,401	624,715
Polskie Gornictwo Naftowe i Gazownictwo S.A.(2)	270,300	291,204
Powszechna Kasa Oszczednosci Bank Polski S.A.	54,532	297,165
Powszechny Zaklad Ubezpieczen S.A.	29,335	164,344
Santander Bank Polska S.A.	1,762	93,559
Tauron Polska Energia S.A.(2)	254,348	103,199
		$ 5,289,290
Qatar — 1.3%
Aamal Co. QSC	230,000	$ 70,370
Al Meera Consumer Goods Co.	26,169	124,642
Barwa Real Estate Co.	143,634	132,760
Commercial Bank PSQC (The)	49,707	85,108
Gulf International Services QSC(2)	201,811	99,786
Industries Qatar	98,345	421,713
Masraf Al Rayan QSC	147,361	153,797
Medicare Group	45,960	87,029
Ooredoo QPSC	39,870	105,881
Qatar Electricity & Water Co. QSC	44,621	224,487
Qatar Gas Transport Co., Ltd.	228,433	254,751
Qatar Islamic Bank	27,137	179,869
Qatar National Bank QPSC	68,885	373,625

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Qatar (continued)
United Development Co. QSC	156,214	$ 60,866
Vodafone Qatar QSC	215,393	98,084
		$ 2,472,768
Romania — 0.5%
Banca Transilvania S.A.	66,709	$ 228,422
BRD-Groupe Societe Generale S.A.	27,477	62,502
MED Life S.A.(2)	28,200	92,897
OMV Petrom S.A.	3,252,905	295,925
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	31,346	242,010
Societatea Nationala Nuclearelectrica S.A.	9,700	78,526
		$ 1,000,282
Russia — 0.0%(6)
Aeroflot PJSC(2)(4)	320,440	$ 0
Alrosa PJSC(4)	177,900	0
Detsky Mir PJSC(3)(4)	105,940	0
Evraz PLC(4)	34,831	0
Federal Grid Co. Unified Energy System PJSC(2)(4)	54,265,440	0
Globaltrans Investment PLC GDR(4)(5)	40,040	0
Inter RAO UES PJSC(4)	6,829,770	0
Magnit PJSC(4)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(4)	182,710	0
MMC Norilsk Nickel PJSC(4)	3,387	0
MMC Norilsk Nickel PJSC ADR(4)(7)	3,095	0
MMC Norilsk Nickel PJSC ADR(4)(7)	5	0
Mobile TeleSystems PJSC(4)	89,417	0
Moscow Exchange MICEX-RTS PJSC(2)(4)	47,890	0
Novatek PJSC(4)	23,410	0
OGK-2 PJSC(4)	12,211,000	0
PhosAgro PJSC(4)	2,547	0
PhosAgro PJSC GDR(4)(5)	49	0
PhosAgro PJSC GDR(4)(5)	2	0
PIK Group PJSC(2)(4)	20,850	0
Rosseti PJSC(2)(4)	3,556,000	0
Rostelecom PJSC(4)	107,057	0
RusHydro PJSC(4)	16,550,080	0
Sberbank of Russia PJSC(2)(4)	123,888	0
Severstal PAO GDR(2)(4)(5)	13,622	0
Sistema PJSFC(2)(4)	453,878	0
Surgutneftegas PJSC, PFC Shares(4)	260,300	0
Unipro PJSC(4)	1,521,000	0
Yandex NV, Class A(2)(4)	26,400	0
		$ 0
Security	Shares	Value
Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	6,103	$ 184,370
Advanced Petrochemical Co.	4,088	48,114
Al Hammadi Holding	8,581	102,639
Al Rajhi Bank(2)	13,800	312,927
Alandalus Property Co.	22,858	96,569
Aldrees Petroleum and Transport Services Co.	4,272	82,458
Almarai Co. JSC	22,097	330,906
Arabian Centres Co., Ltd.	26,197	136,116
Arriyadh Development Co.	9,090	49,083
Astra Industrial Group	3,516	51,478
Banque Saudi Fransi	11,191	128,640
Dallah Healthcare Co.	3,734	159,187
Dar Al Arkan Real Estate Development Co.(2)	57,820	206,868
Dr Sulaiman Al Habib Medical Services Group Co.	11,370	685,870
Dur Hospitality Co.(2)	17,800	100,872
Emaar Economic City(2)	88,268	225,382
Etihad Etisalat Co.	18,320	178,356
Fawaz Abdulaziz Al Hokair & Co.(2)	16,655	76,662
Herfy Food Services Co.(2)	4,801	50,067
Jarir Marketing Co.	9,516	415,075
Leejam Sports Co. JSC	4,692	98,730
Maharah Human Resources Co.	3,090	49,592
Mobile Telecommunications Co. Saudi Arabia(2)	27,145	93,756
Mouwasat Medical Services Co.	6,039	351,549
National Gas & Industrialization Co.	7,147	102,119
National Medical Care Co.	4,000	74,462
Riyad Bank	16,422	156,952
SABIC Agri-Nutrients Co.	3,518	148,642
Sahara International Petrochemical Co.	6,353	68,396
Saudi Airlines Catering Co.(2)	7,873	162,127
Saudi Arabian Mining Co.(2)	8,052	179,223
Saudi Arabian Oil Co.(3)	116,957	1,085,422
Saudi Basic Industries Corp.	9,127	214,307
Saudi British Bank (The)	11,656	135,018
Saudi Ceramic Co.	8,453	93,123
Saudi Chemical Co. Holding	7,125	55,644
Saudi Electricity Co.	117,968	847,067
Saudi Ground Services Co.(2)	9,867	68,316
Saudi Industrial Investment Group	10,164	60,723
Saudi Kayan Petrochemical Co.(2)	25,009	87,606
Saudi National Bank (The)	22,107	349,406
Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	68,632
Saudi Public Transport Co.(2)	16,000	71,985
Saudi Telecom Co.	67,815	728,590
Saudia Dairy & Foodstuff Co.	2,626	164,164

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Savola Group (The)	26,583	$ 207,107
Seera Group Holding(2)	22,676	115,096
United Electronics Co.	6,923	140,838
United International Transportation Co.	7,246	88,188
Yanbu National Petrochemical Co.	5,300	63,017
		$ 9,751,436
Slovenia — 0.7%
Cinkarna Celje DD	2,670	$ 60,722
Krka dd Novo mesto	8,969	792,436
Luka Koper	2,454	57,261
Petrol	371	157,811
Pozavarovalnica Sava DD	3,525	76,853
Telekom Slovenije DD	1,159	55,392
Zavarovalnica Triglav DD	2,806	91,861
		$ 1,292,336
South Africa — 4.9%
Anglo American Platinum, Ltd.	1,944	$ 154,793
AngloGold Ashanti, Ltd.	9,504	124,120
Aspen Pharmacare Holdings, Ltd.	64,491	530,498
AVI, Ltd.	29,338	117,513
Barloworld, Ltd.	41,807	233,961
Bid Corp., Ltd.	19,000	305,751
Bidvest Group, Ltd. (The)	65,642	758,438
Capitec Bank Holdings, Ltd.	1,232	127,570
Clicks Group, Ltd.	13,500	228,724
DataTec, Ltd.	72,300	162,576
Discovery, Ltd.(2)	21,090	137,946
Equites Property Fund, Ltd.(1)	104,000	88,878
Exxaro Resources, Ltd.	51,110	569,530
FirstRand, Ltd.	77,535	271,061
Fortress REIT, Ltd., Class A(2)	264,918	149,116
Foschini Group, Ltd. (The)	12,308	76,952
Gold Fields, Ltd.	15,697	125,746
Growthpoint Properties, Ltd.	441,000	310,987
Harmony Gold Mining Co., Ltd.	18,553	51,383
Hyprop Investments, Ltd.	31,700	63,919
Impala Platinum Holdings, Ltd.	18,462	189,026
Kumba Iron Ore, Ltd.	2,760	51,923
Life Healthcare Group Holdings, Ltd.	258,186	277,447
Mediclinic International PLC(1)	62,346	354,005
Mr Price Group, Ltd.	12,155	116,989
MTN Group, Ltd.	85,400	603,560
MultiChoice Group, Ltd.	20,757	135,664
Naspers, Ltd., Class N	7,507	773,835
Security	Shares	Value
South Africa (continued)
NEPI Rockcastle NV	38,480	$ 193,407
Netcare, Ltd.	149,337	127,015
Pick'n Pay Stores, Ltd.	36,562	117,526
Redefine Properties, Ltd.	579,291	128,811
Resilient REIT, Ltd.	48,463	134,971
Reunert, Ltd.	55,746	140,099
Sanlam, Ltd.	28,912	84,277
Sasol, Ltd.	10,993	184,793
Shoprite Holdings, Ltd.(1)	21,115	268,763
Sibanye Stillwater, Ltd.	48,312	113,157
SPAR Group, Ltd. (The)	14,831	125,720
Standard Bank Group, Ltd.	16,101	150,307
Telkom S.A. SOC, Ltd.(2)	33,018	65,576
Thungela Resources, Ltd.	2,700	42,441
Tiger Brands, Ltd.(1)	10,940	110,694
Vodacom Group, Ltd.	36,800	250,663
Wilson Bayly Holmes-Ovcon, Ltd.(2)	19,623	103,076
Woolworths Holdings, Ltd.	46,024	157,825
		$ 9,591,032
South Korea — 4.7%
Alteogen, Inc.(2)	1,857	$ 47,680
AMOREPACIFIC Corp.	852	55,317
AMOREPACIFIC Group	2,180	37,745
Bukwang Pharmaceutical Co., Ltd.	7,850	41,531
Celltrion Healthcare Co., Ltd.	4,125	200,696
Celltrion Pharm, Inc.(2)	1,286	61,005
Celltrion, Inc.	2,878	386,857
CJ CheilJedang Corp.	423	122,815
CJ Logistics Corp.(2)	566	34,857
Coway Co., Ltd.	2,548	98,801
Daewoo Industrial Development Co., Ltd.(2)	3,657	5,648
DL E&C Co., Ltd.	1,924	46,419
E-MART, Inc.	1,232	73,036
GS Engineering & Construction Corp.	3,086	46,891
GS Holdings Corp.	3,569	115,120
Hankook Tire and Technology Co., Ltd.	3,779	96,796
Hanmi Pharm Co., Ltd.	928	164,641
Hanwha Solutions Corp.(2)	4,103	135,599
HD Hyundai Co., Ltd.	2,610	111,419
Helixmith Co., Ltd.(2)	6,986	61,185
Hugel, Inc.(2)	653	51,154
Hyundai Department Store Co., Ltd.	1,615	61,253
Hyundai Engineering & Construction Co., Ltd.	2,645	64,663
Hyundai Glovis Co., Ltd.	758	92,390
Hyundai Mobis Co., Ltd.	1,292	198,166

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Hyundai Motor Co.	2,300	$ 265,048
Hyundai Steel Co.	3,449	67,869
Kakao Corp.	3,776	133,953
Kangwon Land, Inc.(2)	5,706	92,000
KB Financial Group, Inc.	3,231	108,720
Kia Corp.	3,041	141,318
Korea Electric Power Corp.(2)	4,640	54,411
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	993	50,585
Korea Zinc Co., Ltd.	283	126,912
KT&G Corp.	3,552	238,558
Kumho Petrochemical Co., Ltd.	743	68,114
LG Chem, Ltd.	652	286,123
LG Corp.	1,914	106,252
LG Electronics, Inc.	2,209	126,179
LG H&H Co., Ltd.	241	86,105
LG Uplus Corp.	7,151	57,424
MedPacto, Inc.(2)	1,418	22,889
Medytox, Inc.	1,001	73,775
Mezzion Pharma Co., Ltd.(2)	3,897	35,738
Naver Corp.	1,991	236,169
NCSoft Corp.	372	101,623
Orion Corp. of Republic of Korea	1,268	90,233
POSCO Holdings, Inc.	1,219	212,460
S1 Corp.	1,533	67,094
Samsung Biologics Co., Ltd.(2)(3)	629	386,544
Samsung C&T Corp.	1,554	129,000
Samsung Electro-Mechanics Co., Ltd.	1,243	105,271
Samsung Electronics Co., Ltd.	42,405	1,764,889
Samsung SDI Co., Ltd.	523	269,823
Samsung SDS Co., Ltd.	1,370	120,024
Seegene, Inc.	1,860	37,393
Shinhan Financial Group Co., Ltd.	4,669	118,670
SK Hynix, Inc.	4,140	239,671
SK Innovation Co., Ltd.(2)	2,428	294,002
SK, Inc.	913	136,812
S-Oil Corp.	2,051	124,361
Yuhan Corp.	4,054	169,980
Zyle Motors Corp.(2)(4)	5,113	0
		$ 9,157,676
Sri Lanka — 0.4%
Ceylon Tobacco Co. PLC	38,480	$ 68,416
Chevron Lubricants Lanka PLC	343,215	91,023
Commercial Bank of Ceylon PLC	361,272	49,394
Dialog Axiata PLC	1,107,719	24,821
Expolanka Holdings PLC	185,620	76,875
Security	Shares	Value
Sri Lanka (continued)
Hatton National Bank PLC	116,192	$ 24,487
John Keells Holdings PLC	495,487	178,783
Lanka IOC PLC	271,858	136,242
Melstacorp PLC	696,058	87,802
Sampath Bank PLC	286,546	27,662
Teejay Lanka PLC	460,029	42,031
		$ 807,536
Taiwan — 7.1%
Accton Technology Corp.	10,000	$ 75,199
Acer, Inc.	119,519	81,780
Advantech Co., Ltd.	8,697	78,792
AirTAC International Group	8,178	187,141
ASE Technology Holding Co., Ltd.	48,561	119,904
Asia Cement Corp.	125,000	144,536
Asustek Computer, Inc.	7,325	53,555
AUO Corp.	150,269	78,423
Catcher Technology Co., Ltd.	20,183	106,023
Cathay Financial Holding Co., Ltd.	65,916	77,142
Center Laboratories, Inc.	121,081	163,470
Chailease Holding Co., Ltd.	12,600	58,120
Cheng Shin Rubber Industry Co., Ltd.	110,672	110,726
China Airlines, Ltd.	124,000	64,911
China Motor Corp.	40,926	52,969
China Steel Corp.	369,734	307,774
Chong Hong Construction Co.	34,000	75,007
Chunghwa Telecom Co., Ltd.	218,746	754,218
CTBC Financial Holding Co., Ltd.	134,275	84,826
Delta Electronics, Inc.	20,151	160,338
Eclat Textile Co., Ltd.	15,159	198,927
EVA Airways Corp.	212,861	153,712
Evergreen International Storage & Transport Corp.	93,000	74,708
Evergreen Marine Corp.	34,576	147,097
Far Eastern Department Stores, Ltd.	212,990	118,916
Far Eastern New Century Corp.	227,695	226,945
Far EasTone Telecommunications Co., Ltd.	121,084	265,489
Feng Hsin Steel Co., Ltd.	32,260	56,258
Feng TAY Enterprise Co., Ltd.	40,000	198,651
Formosa Chemicals & Fibre Corp.	108,014	232,822
Formosa Petrochemical Corp.	79,320	204,083
Formosa Plastics Corp.	114,183	294,182
Formosa Taffeta Co., Ltd.	182,149	144,842
Fubon Financial Holding Co., Ltd.	61,657	97,389
Giant Manufacturing Co., Ltd.	18,208	115,871
Globalwafers Co., Ltd.	3,000	33,252
Golden Biotechnology Corp.(2)	11,715	18,167

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Great Wall Enterprise Co., Ltd.	97,455	$ 121,501
Highwealth Construction Corp.	57,208	73,519
Hiwin Technologies Corp.	17,069	87,695
Hon Hai Precision Industry Co., Ltd.	108,443	344,423
Hotai Motor Co., Ltd.	21,000	379,941
Huaku Development Co., Ltd.	28,000	74,789
Innolux Corp.	219,010	80,318
International Games System Co., Ltd.	8,000	87,100
Inventec Corp.	89,966	68,037
Largan Precision Co., Ltd.	1,795	102,695
Lien Hwa Industrial Holdings Corp.	76,650	110,522
Lite-On Technology Corp.	34,000	67,328
Makalot Industrial Co., Ltd.	13,000	80,500
MediaTek, Inc.	14,462	263,616
Medigen Vaccine Biologics Corp.(2)	20,759	41,415
Mega Financial Holding Co., Ltd.	114,085	105,694
Merida Industry Co., Ltd.	17,657	96,217
momo.com, Inc.	3,600	53,711
Nan Kang Rubber Tire Co., Ltd.(2)	95,253	100,804
Nan Ya Plastics Corp.	125,214	265,308
Nien Made Enterprise Co., Ltd.	11,000	84,815
Novatek Microelectronics Corp.	9,000	67,057
Oneness Biotech Co., Ltd.(2)	19,000	134,156
Pegatron Corp.	54,028	98,767
Polaris Group(2)	27,979	77,918
Pou Chen Corp.	151,819	128,167
President Chain Store Corp.	40,664	338,121
Quanta Computer, Inc.	42,508	90,036
Radium Life Tech Co., Ltd.	226,001	63,569
Realtek Semiconductor Corp.	6,002	47,315
Ruentex Development Co., Ltd.	119,259	146,392
Ruentex Industries, Ltd.	46,302	79,096
St. Shine Optical Co., Ltd.	22,000	143,865
TA Chen Stainless Pipe Co.	56,560	66,089
Tainan Spinning Co., Ltd.	147,822	74,122
Taiwan Cement Corp.	172,073	161,350
Taiwan Fertilizer Co., Ltd.	37,000	59,988
Taiwan High Speed Rail Corp.	104,000	90,601
Taiwan Mobile Co., Ltd.	102,296	301,628
Taiwan Semiconductor Manufacturing Co., Ltd.	139,369	1,675,522
Tatung Co., Ltd. (2)	86,000	83,385
Teco Electric & Machinery Co., Ltd.	120,000	105,992
Tong Yang Industry Co., Ltd.	105,608	147,781
TTY Biopharm Co., Ltd.	94,096	218,566
Tung Ho Steel Enterprise Corp.	32,200	49,277
Unimicron Technology Corp.	21,000	80,690
Security	Shares	Value
Taiwan (continued)
Uni-President Enterprises Corp.	273,831	$ 556,085
United Microelectronics Corp.	102,090	122,759
Voltronic Power Technology Corp.	4,000	162,176
Walsin Lihwa Corp.	74,000	81,857
Wei Chuan Foods Corp.	179,000	101,273
Win Semiconductors Corp.	8,000	30,185
Yageo Corp.	7,163	81,207
Yang Ming Marine Transport Corp.	68,621	127,747
Yieh Phui Enterprise Co., Ltd.	90,348	39,945
		$ 13,938,797
Thailand — 5.0%
Advanced Info Service PCL(8)	63,400	$ 318,586
Airports of Thailand PCL(2)(8)	219,500	426,990
Asset World Corp. PCL(8)	613,200	98,472
Bangkok Bank PCL(8)	32,300	123,689
Bangkok Chain Hospital PCL(8)	443,200	215,428
Bangkok Dusit Medical Services PCL(8)	746,100	579,084
Bangkok Expressway & Metro PCL(8)	647,000	159,856
Bangkok Land PCL(8)	4,163,800	110,495
Banpu PCL(8)	277,933	91,360
BTS Group Holdings PCL(8)	331,100	72,183
Bumrungrad Hospital PCL(8)	65,400	389,851
Carabao Group PCL(8)	27,500	65,298
Central Pattana PCL(8)	81,600	147,633
Central Retail Corp. PCL(8)	230,366	254,230
Charoen Pokphand Foods PCL(8)	188,700	125,460
Chularat Hospital PCL(8)	1,881,100	174,963
CP ALL PCL(8)	160,100	252,529
CPN Retail Growth Leasehold REIT(8)	146,500	71,210
Delta Electronics (Thailand) PCL(8)	75,000	1,146,792
Electricity Generating PCL(8)	12,700	56,939
Energy Absolute PCL(8)	89,500	227,843
Global Power Synergy PCL(8)	43,300	70,570
Gulf Energy Development PCL(8)	245,000	325,609
Hana Microelectronics PCL(8)	213,300	195,649
Home Product Center PCL(8)	409,255	157,268
Indorama Ventures PCL(8)	172,600	191,266
IRPC PCL(8)	914,800	75,611
Jasmine International PCL(2)(8)	634,000	40,335
Jay Mart PCL(8)	164,100	195,198
Kasikornbank PCL(8)	32,000	123,127
KCE Electronics PCL(8)	152,800	169,201
Land & Houses PCL(8)	489,100	118,199
Mega Lifesciences PCL(8)	111,800	130,060
Minor International PCL(2)(8)	268,444	199,409

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Pruksa Holding PCL(8)	276,500	$ 87,394
PTG Energy PCL(8)	277,800	101,456
PTT Exploration & Production PCL(8)	79,698	381,057
PTT Global Chemical PCL(8)	131,900	151,119
PTT PCL(8)	461,700	436,938
Samart Corp. PCL(2)(8)	297,700	44,592
SCB X PCL(8)	45,300	127,609
Siam Cement PCL(8)	20,500	174,584
Siam City Cement PCL(8)	23,983	95,112
Siam Global House PCL(8)	318,423	168,483
Sino-Thai Engineering & Construction PCL(8)	251,357	77,473
Sri Trang Agro-Industry PCL(8)	89,600	45,200
Thai Beverage PCL(8)	483,400	196,407
Thai Oil PCL(8)	63,600	91,451
Total Access Communication PCL(8)	105,100	124,482
True Corp. PCL(8)	1,164,790	152,015
VGI PCL(8)	729,400	69,841
WHA Corp. PCL(8)	1,020,100	105,641
		$ 9,731,247
Tunisia — 0.7%
Banque de Tunisie	53,193	$ 84,462
Banque Internationale Arabe de Tunisie	8,258	216,836
Banque Nationale Agricole	24,362	60,061
Carthage Cement(2)	402,032	239,235
Euro Cycles S.A.	8,418	70,112
Poulina Group	109,056	282,213
Societe d'Articles Hygieniques S.A.	32,871	92,905
Societe Frigorifique et Brasserie de Tunis S.A.	52,752	234,556
Telnet Holding	21,212	46,825
		$ 1,327,205
Turkey — 5.1%
AG Anadolu Grubu Holding AS	15,600	$ 72,093
Akbank T.A.S.	171,296	134,658
Aksa Akrilik Kimya Sanayii AS	33,302	124,635
Aksa Enerji Uretim AS	121,924	271,195
Anadolu Efes Biracilik ve Malt Sanayii AS	44,680	114,968
Arcelik AS	40,551	171,387
Aselsan Elektronik Sanayi Ve Ticaret AS	48,956	84,755
Aygaz AS	64,160	203,127
Bera Holding AS	64,248	79,128
BIM Birlesik Magazalar AS	61,132	440,143
Biotrend Cevre VE Enerji Yatirimlari AS(2)	140,666	96,958
Coca-Cola Icecek AS	10,500	96,981
Dogan Sirketler Grubu Holding AS	215,300	68,873
Security	Shares	Value
Turkey (continued)
EGE Endustri VE Ticaret AS	780	$ 138,369
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	65,000	69,443
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,793,930	425,333
Enerjisa Enerji AS(3)	165,003	181,823
Enka Insaat ve Sanayi AS	156,918	158,055
Eregli Demir ve Celik Fabrikalari TAS	143,514	228,711
Fenerbahce Futbol AS(2)	17,500	72,069
Ford Otomotiv Sanayi AS	16,541	322,832
Gubre Fabrikalari TAS(2)	7,200	56,408
Haci Omer Sabanci Holding AS	77,227	139,079
Hektas Ticaret TAS(2)	76,274	117,274
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	181,800	140,948
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	90,659	133,218
Is Gayrimenkul Yatirim Ortakligi AS(2)	419,310	171,696
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	62,417
KOC Holding AS	64,994	193,884
Kordsa Teknik Tekstil AS	30,820	106,271
Koza Altin Isletmeleri AS	4,912	51,377
Logo Yazilim Sanayi Ve Ticaret AS	67,980	191,975
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	33,330	156,126
Migros Ticaret AS(2)	15,579	101,304
MLP Saglik Hizmetleri AS(2)(3)	83,419	291,997
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	693,737	285,594
Oyak Cimento Fabrikalari AS(2)	103,200	93,196
Petkim Petrokimya Holding AS(2)	190,896	136,559
Sasa Polyester Sanayi AS(2)	49,318	317,640
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	106,028
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	511,180	148,575
Sok Marketler Ticaret AS(2)	51,800	65,805
Tofas Turk Otomobil Fabrikasi AS	38,638	203,868
Turk Hava Yollari AO(2)	53,574	291,591
Turk Telekomunikasyon AS	271,014	180,608
Turkcell Iletisim Hizmetleri AS	634,900	876,312
Turkiye Is Bankasi AS, Class C	205,978	103,184
Turkiye Petrol Rafinerileri AS(2)	63,129	1,278,860
Turkiye Sise ve Cam Fabrikalari AS	78,410	139,811
Ulker Biskuvi Sanayi AS(2)	45,810	64,734
Yapi ve Kredi Bankasi AS	323,100	159,981
		$ 9,921,856
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	84,253	$ 216,881
Abu Dhabi National Oil Co. for Distribution PJSC	221,000	271,604
ADNOC Drilling Co. PJSC	130,800	119,255

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates (continued)
Agthia Group PJSC	54,046	$ 65,735
Air Arabia PJSC	212,497	118,024
Aldar Properties PJSC	186,973	219,931
Dana Gas PJSC	421,411	107,883
Dubai Electricity & Water Authority PJSC	459,960	305,649
Dubai Investments PJSC	212,181	125,917
Dubai Islamic Bank PJSC	109,508	173,491
Emaar Development PJSC(2)	104,800	122,043
Emaar Properties PJSC	164,638	271,777
Emirates Telecommunications Group Co. PJSC	103,870	730,004
Fertiglobe PLC	70,300	97,386
First Abu Dhabi Bank PJSC	66,119	322,446
Network International Holdings PLC(2)(3)	31,200	116,839
		$ 3,384,865
Vietnam — 2.2%
Bank for Foreign Trade of Vietnam JSC	122,750	$ 362,734
Bao Viet Holdings	28,030	59,201
FLC Faros Construction JSC(2)(4)	2	0
Gelex Group JSC	158,500	85,685
Gemadept Corp.	41,900	77,548
Hoa Phat Group JSC	706,587	444,211
Hoa Sen Group(2)	107,400	49,245
KIDO Group Corp.	31,200	77,159
Kinh Bac City Development Share Holding Corp.(2)	38,613	27,249
Masan Group Corp.	103,896	357,179
No Va Land Investment Group Corp.(2)	94,187	265,273
PetroVietnam Drilling & Well Services JSC(2)	109,672	75,988
PetroVietnam Fertilizer & Chemical JSC	64,000	111,622
PetroVietnam Gas JSC	29,940	133,589
Petrovietnam Power Corp.	169,700	70,611
PetroVietnam Technical Services Corp.	27,400	23,513
Phat Dat Real Estate Development Corp.(2)	29,304	51,489
Phu Nhuan Jewelry JSC	3	13
Saigon Beer Alcohol Beverage Corp.	14,610	108,710
Saigon Thuong Tin Commercial JSB(2)	64,000	41,508
SSI Securities Corp.	90,750	59,488
Thaiholdings JSC(2)	44,200	68,427
Vietjet Aviation JSC(2)	109,066	472,276
Vietnam Construction and Import-Export JSC	68,200	43,747
Vietnam Dairy Products JSC	158,592	500,587
Vincom Retail JSC(2)	132,380	131,052
Vingroup JSC(2)	156,347	348,356
Security	Shares	Value
Vietnam (continued)
Vinh Hoan Corp.	23,400	$ 68,759
Vinhomes JSC(3)	101,620	184,015
		$ 4,299,234
Total Common Stocks (identified cost $179,151,129)		$194,535,776

Rights(2) — 0.0%(9)
Security	Shares	Value
Romania — 0.0%(9)
OMV Petrom S.A., Exp. 12/31/23	421,792	$ 38,368
Total Rights (identified cost $8,294)		$ 38,368

Short-Term Investments — 0.5%
Affiliated Fund — 0.0%(9)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(10)	1,027	$ 1,027
Total Affiliated Fund (identified cost $1,027)		$ 1,027

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.12%(11)	914,900	$ 914,900
Total Securities Lending Collateral (identified cost $914,900)		$ 914,900
Total Short-Term Investments (identified cost $915,927)		$ 915,927

Total Investments — 100.1% (identified cost $180,075,350)	$195,490,071
Other Assets, Less Liabilities — (0.1)%	$ (181,341)
Net Assets — 100.0%	$195,308,730

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at October 31, 2022. The aggregate market value of securities on loan at October 31, 2022 was $2,116,406 and the total market value of the collateral received by the Fund was $2,295,673, comprised of cash of $914,900 and U.S. government and/or agencies securities of $1,380,773.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $5,624,445 or 2.9% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $474,916 or 0.2% of the Fund's net assets.
(6)	Trading of securities has been suspended.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
(11)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.4%	$22,321,663
Consumer Staples	10.7	20,849,987
Industrials	10.4	20,361,649
Consumer Discretionary	9.8	19,057,089
Materials	9.5	18,560,730
Energy	9.3	18,184,957
Health Care	9.2	18,064,636
Communication Services	9.0	17,539,936
Information Technology	8.9	17,302,071
Utilities	6.0	11,781,293
Real Estate	5.4	10,550,133
Short-Term Investments	0.5	915,927
Total Investments	100.1%	$195,490,071
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at October 31, 2022.
Affiliated Investments
At October 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $1,027, which represents less than 0.05% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$13,661,111	$(13,660,084)	$ —	$ —	$1,027	$2,675	1,027
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Parametric
Emerging Markets Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 3,303,637	$ 92,204,430	$ 0	$ 95,508,067
Emerging Europe	59,886	26,835,929	0	26,895,815
Latin America	26,713,738	5,107,952	—	31,821,690
Middle East/Africa	1,097,863	37,521,510	1,690,831	40,310,204
Total Common Stocks	$31,175,124	$161,669,821**	$1,690,831	$194,535,776
Rights	$ —	$ 38,368	$ —	$ 38,368
Short-Term Investments:
Affiliated Fund	1,027	—	—	1,027
Securities Lending Collateral	914,900	—	—	914,900
Total Investments	$32,091,051	$161,708,189	$1,690,831	$195,490,071
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.